Commitments and Contingencies - Weighted-average remaining lease term and weighted-average discount rate (Details) - Archer Aviation Inc $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) facility	Dec. 31, 2019
Weighted-average remaining lease term and weighted-average discount rate [Line ltems]
Number of corporate facility lease arrangements | facility			1
Number of short-term storage facility lease arrangements | facility			1
Lease term			6 months
Operating lease cost	$ 388	$ 731	$ 52
Short-term lease cost		25	44
Total lease cost	$ 388	$ 756	$ 96
Weighted-average remaining lease term (in months)	23 months 12 days	23 months 12 days	30 months	0 months
Weighted-average discount rate	11.29%	11.29%	12.17%